Offsetting of financial assets and financial liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Financial assets		$ 2,948,360	$ 2,856,717
Financial liabilities
Financial liabilities		2,711,852	2,642,569
Loans and advances to customers	[1]	938,535	923,561	$ 1,044,534
Customer accounts	[1]	1,611,647	1,570,303	$ 1,710,574
Financial Liabilities Subject To Offsetting
Financial liabilities
Gross amounts		673,500	684,009
Amounts offset		(268,090)	(256,495)
Net amounts in the balance sheet		405,410	427,514
Financial instruments		(363,801)	(375,486)
Cash collateral		(24,510)	(29,525)
Net amount		17,099	22,503
Amounts not subject to enforceable netting arrangements		43,725	30,585
Financial liabilities		449,135	458,099
Derivatives
Financial liabilities
Gross amounts		344,799	419,992
Amounts offset		(116,486)	(140,987)
Net amounts in the balance sheet		228,313	279,005
Financial instruments		(198,640)	(239,234)
Cash collateral		(23,748)	(29,276)
Net amount		5,925	10,495
Amounts not subject to enforceable netting arrangements		6,459	6,757
Financial liabilities		234,772	285,762
Cash margins pledged		7,142	10,918
Trading liabilities
Financial liabilities
Gross amounts		15,686	20,026
Amounts offset		(172)	(236)
Net amounts in the balance sheet		15,514	19,790
Financial instruments		(15,453)	(19,790)
Cash collateral		0	0
Net amount		61	0
Amounts not subject to enforceable netting arrangements		6	5
Financial liabilities		15,520	19,795
– non-trading liabilities
Financial liabilities
Gross amounts		270,493	206,827
Amounts offset		(135,640)	(102,888)
Net amounts in the balance sheet		134,853	103,939
Financial instruments		(134,095)	(103,296)
Cash collateral		(669)	(249)
Net amount		89	394
Amounts not subject to enforceable netting arrangements		37,247	23,809
Financial liabilities		172,100	127,748
Customer accounts
Financial liabilities
Gross amounts		42,522	37,164
Amounts offset		(15,792)	(12,384)
Net amounts in the balance sheet		26,730	24,780
Financial instruments		(15,613)	(13,166)
Cash collateral		(93)	0
Net amount		11,024	11,614
Amounts not subject to enforceable netting arrangements		13	14
Financial liabilities		26,743	24,794
Financial Assets Subject To Offsetting
Financial assets
Gross amounts		770,720	806,919
Amounts offset		(268,090)	(256,495)
Net amounts in the balance sheet		502,630	550,424
Financial instruments		(473,109)	(505,075)
Cash collateral		(23,133)	(36,964)
Net amount		6,388	8,385
Amounts not subject to enforceable netting arrangements		29,015	29,451
Financial assets		531,645	579,875
Derivatives
Financial assets
Gross amounts		341,473	419,020
Amounts offset		(116,486)	(140,987)
Net amounts in the balance sheet		224,987	278,033
Financial instruments		(198,743)	(236,372)
Cash collateral		(22,926)	(36,486)
Net amount		3,318	5,175
Amounts not subject to enforceable netting arrangements		4,727	6,126
Financial assets		229,714	284,159
Financial liabilities
Cash margins received		5,105	8,357
Trading assets
Financial assets
Gross amounts		29,152	24,370
Amounts offset		(602)	(236)
Net amounts in the balance sheet		28,550	24,134
Financial instruments		(28,513)	(24,105)
Cash collateral		(34)	(29)
Net amount		3	0
Amounts not subject to enforceable netting arrangements		2,633	1,369
Financial assets		31,183	25,503
– non-trading assets
Financial assets
Gross amounts		365,922	335,193
Amounts offset		(135,210)	(102,888)
Net amounts in the balance sheet		230,712	232,305
Financial instruments		(230,240)	(231,432)
Cash collateral		(80)	(449)
Net amount		392	424
Amounts not subject to enforceable netting arrangements		21,653	21,689
Financial assets		252,365	253,994
Loans and advances to customers
Financial assets
Gross amounts		34,173	28,336
Amounts offset		(15,792)	(12,384)
Net amounts in the balance sheet		18,381	15,952
Financial instruments		(15,613)	(13,166)
Cash collateral		(93)	0
Net amount		2,675	2,786
Amounts not subject to enforceable netting arrangements		2	267
Financial assets		$ 18,383	$ 16,219

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.